Income tax and deferred tax	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Income tax and deferred tax

Note	31 | Income tax and deferred tax

The breakdown of income tax, determined in accordance with the provisions of IAS 12 is as follows:

	12.31.23	12.31.22	12.31.21
Deferred tax	(133,382)	(46,757)	(38,478)
Change in the income tax rate	-	-	(45,332)
Current tax	-	-	(12,388)
Difference between provision and tax return	(427)	570	1,358
Income tax expense	(133,809)	(46,187)	(94,840)

The detail of the income tax expense for the year includes two effects: (i) the current tax for the year payable in accordance with the tax legislation applicable to the Company; and (ii) the effect of applying the deferred tax method on the temporary differences arising from the valuation of assets and liabilities for accounting and tax purposes.

The breakdown of deferred tax assets and liabilities is as follows:

	12.31.22	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity		12.31.23
Deferred tax assets
Tax loss carryforward (1)	51,511	(34,970)	9,939	-		26,480
Trade receivables and other receivables	4,474	(3,037)	997	-		2,434
Trade payables and other payables	5,322	(3,613)	5,278	-		6,987
Salaries and social security taxes payable	2,435	(1,653)	1,216	(10)	(*)	1,988
Benefit plans	629	(427)	(1)	507		708
Tax liabilities	134	(91)	61	-		104
Provisions	7,053	(4,788)	2,225	-		4,490
Deferred tax asset	71,558	(48,579)	19,715	497		43,191

Deferred tax liabilities:
Property, plant and equipment	(357,251)	242,531	(295,107)	-		(409,827)
Financial assets at fair value through profit or loss	(5,466)	3,711	(15,487)	-		(17,242)
Borrowings	(616)	418	185	-		(13)
Tax inflation adjustment	(53,609)	36,394	(77,590)	-		(94,805)
Deferred tax liability	(416,942)	283,054	(387,999)	-		(521,887)

Net deferred tax liability	(345,384)	234,475	(368,284)	497		(478,696)

	12.31.21	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity		12.31.22
Deferred tax assets
Tax loss carryforward (1)	-	-	51,511	-		51,511
Trade receivables and other receivables	13,546	(6,593)	(2,479)	-		4,474
Trade payables and other payables	7,287	(3,547)	1,582	-		5,322
Salaries and social security taxes payable	3,229	(1,573)	789	(10)	(*)	2,435
Benefit plans	106	(53)	(137)	713		629
Tax liabilities	153	(75)	56	-		134
Provisions	9,803	(4,771)	2,021	-		7,053
Deferred tax asset	34,124	(16,612)	53,343	703		71,558

Deferred tax liabilities:
Property, plant and equipment	(309,280)	150,505	(198,476)	-		(357,251)
Financial assets at fair value through profit or loss	(2,320)	1,130	(4,276)	-		(5,466)
Borrowings	(6)	3	(613)	-		(616)
Tax inflation adjustment	(22,418)	10,909	(42,100)	-		(53,609)
Deferred tax liability	(334,024)	162,547	(245,465)	-		(416,942)

Net deferred tax liability	(299,900)	145,935	(192,122)	703		(345,384)

(*)	Note 24 – The Company’s Share-based Compensation Plan

(1)	The accumulated tax losses and the years in which they become statute-barred are as follow:

Tax loss - Year of origin	Nominal value	Year of prescription
2022	45,418	2027
2023	30,239	2028
	75,657

As of December 31, 2023 and 2022, the accumulated tax losses do not exceed their recoverable value.

The reconciliation between the income tax expense recognized in profit or loss and the amount that would result from applying the applicable tax rate to the accounting profit (loss) before taxes, is as follows:

	12.31.23	12.31.22	12.31.21
Income (loss) for the year before taxes	182,180	(8,211)	(34,635)
Applicable tax rate	35%	35%	35%
Result for the year at the tax rate	(63,763)	2,874	12,122
Gain (loss) on net monetary position	59,413	18,725	(20,368)
Adjustment effect on tax inflation	(128,994)	(68,289)	(42,293)
Non-taxable income	(38)	(67)	(327)
Difference between provision and tax return	(427)	570	1,358
Change in the income tax rate	-	-	(45,332)
Income tax expense	(133,809)	(46,187)	(94,840)